Shareholders' equity (deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Shareholders' equity
Shareholders' equity (deficit)

6. Shareholders’ equity

Common shares

The Company is authorized to issue 50,000,000 common shares with a par value of $0.001.

During the three months ended March 31, 2021, the Company issued 818,000 common shares of which 800,000 were issued in connection with the exercise of 800,000 warrants and 18,000 were issued in connection with the exercise of stock options issued to a non-employee consultant, each at an exercise price of $25 per share resulting in total cash proceeds of $20,450,000.

As at March 31, 2021, the number of total issued and outstanding common shares is 16,051,884 (December 31, 2019 — 15,233,884).

Each common share entitles the holder to one vote on all matters submitted to a vote of the Company’s shareholders. Common shareholders are entitled to receive dividends, if any, as may be declared by the Company’s board of directors. During the three months ended March 31, 2021, no cash dividends had been declared or paid by the Company (March 31, 2020 — $nil).

During the three months ended March 31, 2020, the Company received $1,060,067 on deposit for the future issuance of common shares. The cash receipts were recorded within current liabilities until the common shares were issued.

9. Shareholders’ equity (deficit)

Common shares

The Company is authorized to issue 50,000,000 common shares with a par value of $0.001.

During the year ended December 31, 2020, the Company issued 13,375,384 common shares at $0.01 per share raising $133,754. Subject to amending the Company’s Certificate of Incorporation to increase the number of shares authorized, the issuance of these common shares was approved by the Company during the period ended December 31, 2019. On February 18, 2020, the Company’s board of directors authorized the amendment to its Certificate of Incorporation to increase authorized capital to 50,000,000 common shares and on February 22, 2020 the amendment was effected. As a result, these founder shares were issued during the year ended December 31, 2020 following such amendment.

During March-May 2020, the Company issued 1,058,500 common shares at $5.00 per share, raising $5,292,500.

During June-August 2020, the Company issued 800,000 common shares at $25 per share, raising $20,000,000, as part of the Series A private placement financing. In connection with the Series A private placement financing, the Company incurred costs and fees totaling $324,555 which have been recorded against the proceeds of the issuance. As at December 31, 2020, the number of total issued and outstanding common shares is 15,233,884 (2019 — nil).

Each common share entitles the holder to one vote on all matters submitted to a vote of the Company’s shareholders. Common shareholders are entitled to receive dividends, if any, as may be declared by the Company’s board of directors. During the year ended December 31, 2020, no cash dividends had been declared or paid by the Company (2019 — $nil).

Warrants

In connection with the Series A private placement financing, the Company issued 800,000 share warrants to an institutional investor allowing the warrant holder to acquire an additional 800,000 common stock of the Company with a par value of $0.001 per share at an exercise price of $25.00 per share. The warrants were issued for no additional consideration, and the specified exercise prices of each warrant are subject to adjustment for share dividends, share splits, combination or other similar recapitalization transactions as provided under the terms of the warrants. The warrants were set to expire July 29, 2021.

The Company valued the warrants using the Black-Scholes-Merton option pricing model with the following inputs:

Year ended
December 31, 2020
Risk-free interest rate	0.13%
Expected term (in years)	1
Expected volatility	65%
Expected dividend yield	—%

The allocation of the total proceeds between the common shares issued and the warrants was performed using the relative fair value method resulting in the recording of $2,526,320 to warrants within stockholders’ equity (deficit).

On January 28, 2021, the holder exercised the warrants and the Company received cash proceeds of $20,000,000 (see note 18).